Share Capital and Reserves - Schedule of Share Capital and Issuance Premium Increased (Parentheticals) (Details) - shares	Dec. 31, 2024		Dec. 31, 2023		Aug. 31, 2023		Nov. 04, 2021
Schedule of Share Capital and Issuance Premium Increased [Line Items]
Share capital issuance of shares	22,209,241	[1]	10,750,000	[1]	250,000	[1]	10

[1]	net of expenses